Assets held for sale and discontinued operations - Summary of discontinued operations in the Statement of Comprehensive Income (Details) - GBP (£) £ in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Disclosure of analysis of single amount of discontinued operations [line items]
Profit after tax from discontinued operations	£ 76	£ 65
Items from discontinued operations that may be reclassified subsequently to profit or loss:
Net gains/(losses) on investments in debt instruments measured at fair value through other comprehensive income	13	(16)
Tax on items that may be reclassified subsequently to profit or loss	(17)	(59)
Total items from continuing operations that may be reclassified subsequently to profit or loss	(737)	284
Other comprehensive loss for the period, net of tax, from discontinued operations	(729)	74
Total comprehensive (loss)/income for the period	(81)	1,203
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Profit after tax from discontinued operations	76	65
Items from discontinued operations that may be reclassified subsequently to profit or loss:
Net gains/(losses) on investments in debt instruments measured at fair value through other comprehensive income	(13)	(12)
Tax on items that may be reclassified subsequently to profit or loss	3	3
Total items from continuing operations that may be reclassified subsequently to profit or loss	(10)	(9)
Other comprehensive loss for the period, net of tax, from discontinued operations	(10)	(9)
Total comprehensive (loss)/income for the period	£ 66	£ 56